Income taxes (Deferred Tax Assets And Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Current deferred tax assets:
Tax loss carried forward	$ 4,098,537	$ 9,858,503
Accruals and provisions	15,756,338	6,269,775
Deemed interest income	0	14,868,874
Unrealized profit at consolidation	4,667,343	2,946,297
Allowance for deferred tax assets	(2,913,798)	(4,274,501)
Total current deferred tax assets	21,608,420	29,668,948
Current deferred tax liabilities:
Revenue recognized based on percentage of completion	(57,670,568)	(38,623,934)
Real estate properties accelerated cost deduction	(794,822)	(1,282,034)
Taxable temporary differences arising from business combinations and assets acquisition	(42,703,964)	(47,409,723)
Others	(45,533)	(45,532)
Total current deferred tax liabilities	(101,214,887)	(87,361,223)
Net current deferred tax liabilities	(79,606,467)	(57,692,275)
Long-term deferred tax assets:
Tax loss carried forward	20,064,937	5,553,093
Revenue recognition of real estate lease income on a straight-line basis	9,132,603	8,955,776
Deemed interest income	20,417,879	0
Others	74,109	979,688
Total long-term deferred tax assets	49,689,528	15,488,557
Long-term deferred tax liabilities:
Income tax on undistributed earnings of PRC subsidiaries	(13,500,239)	(13,500,239)
Total long-term deferred tax liabilities	(13,500,239)	(13,500,239)
Net long-term deferred tax assets	36,189,289	1,988,318
Undistributed earnings from subsidiaries	482,600,000	332,900,000
Earnings that may be remitted on a tax-free basis	393,900,000	393,900,000
Deferred tax liabilities	13,500,000	13,500,000
Remaining undistributed earnings	407,700,000	509,100,000
Unrecognized deferred tax liabilities	40,800,000	50,900,000
Subsidiaries [Member]
Long-term deferred tax liabilities:
Net operating loss carry forwards	96,600,000	39,400,000
Subsidiaries [Member] | Foreign Tax Authority [Member]
Long-term deferred tax liabilities:
Net operating loss carry forwards	$ 1,800,000	$ 9,000,000